Long-Term Debt and Credit Facilities - Long-Term Debt Repayments for Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Long-term debt principal for the Fiscal year ending March 31, 2016	$ 10,156
Long-term debt principal for the Fiscal year ending March 31, 2017	12,500
Long-term debt principal for the Fiscal year ending March 31, 2018	88,282
Long-term debt principal for the Fiscal year ending March 31, 2019	0
Long-term debt principal for the Fiscal year ending March 31, 2020	0
Long-term debt principal Total	110,938
Future interest obligations on long-term debt for the Fiscal year ending March 31, 2016	11,467
Future interest obligations on long-term debt for the Fiscal year ending March 31, 2017	10,231
Future interest obligations on long-term debt for the Fiscal year ending March 31, 2018	7,543
Future interest obligations on long-term debt for the Fiscal year ending March 31, 2019	0
Future interest obligations on long-term debt for the Fiscal year ending March 31, 2020	0
Future interest obligations on long-term debt, Total	$ 29,241